Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

18.    COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company entered certain operating leases for office premises in Hong Kong and PRC for the period ranging from February 2018 to December 2028. The commitments for minimum lease payment under these operating leases as of December 31, 2024 are listed in section “Note 10 — RIGHT-OF-USE ASSETS AND LEASE LIABILITIES”.

Litigation

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, the Company does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the financial position, results of operations or cash flows.